Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 386,572		¥ 264,610
Accumulated depreciation and amortization	(191,242)		(138,916)
Total property, equipment and software, net	195,330	$ 30,652	125,694
Computers and Equipment
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	163,057		138,188
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	18,979		15,539
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	61,577		56,462
Software
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	83,518		41,849
Construction In Progress
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 59,441		¥ 12,572